Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail) - Cross Currency Interest Rate Contract [Member] kr in Thousands, $ in Thousands	3 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 NOK (kr)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (54,887)
NIBOR | Six Point Zero Margin [Member]
Derivative [Line Items]
Receivable Margin	6.00%	6.00%
Derivative, Fixed Interest Rate	7.72%	7.72%
Fair Value / Carrying Amount of Asset / (Liability)	$ (15,474)
Remaining Term (years)	2 years 1 month 6 days
Derivative, Notional Amount	$ 146,500	kr 1,200,000
NIBOR | 4.60%
Derivative [Line Items]
Receivable Margin	4.60%	4.60%
Derivative, Fixed Interest Rate	7.89%	7.89%
Fair Value / Carrying Amount of Asset / (Liability)	$ (14,881)
Remaining Term (years)	3 years 10 months 24 days
Derivative, Notional Amount	$ 102,000	kr 850,000
NIBOR | Three Point Seven Zero Margin [Member]
Derivative [Line Items]
Receivable Margin	3.70%	3.70%
Derivative, Fixed Interest Rate	5.92%	5.92%
Fair Value / Carrying Amount of Asset / (Liability)	$ (24,532)
Remaining Term (years)	7 months 6 days
Derivative, Notional Amount	$ 134,000	kr 1,000,000